DERIVATIVE LIABILITY (Tables)	12 Months Ended
Jan. 31, 2023
Derivative [Line Items]
Schedule of continuity of derivative liabilities [Table Text Block]
	Conversion feature of convertible promissory notes	Earn out shares	Total
	$	$	$
Balance, January 31, 2021	485,157	9,273,970	9,759,127
Fair value adjustment on derivative liabilities	(485,157)	(8,091,133)	(8,576,290)
Settlement of Phantom earn out	-	(677,939)	(677,939)
Effect of foreign exchange	-	501,470	501,470
Balance, January 31, 2022	-	1,006,368	1,006,368
Fair value adjustment on derivative liabilities	-	(742,483)	(742,483)
Effect of foreign exchange	-	(24,185)	(24,185)
Balance, January 31, 2023	-	239,700	239,700

Earn out shares [Member]
Derivative [Line Items]
Schedule of fair value measurement inputs [Table Text Block]
	January 31, 2023	January 31, 2022
Discount rate	4.43%	1.24%
Expected life in years	3.31	4.33
Expected stock volatility	80%	80%
Expected volatility of foreign exchange	6.40%	6.52%